UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2011

Date of reporting period:	April 30, 2011

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2011

Total Return for the 6 Months Ended April 30, 2011
Class A	Class B	Class C	Class I	Class R	Class W	Morgan Stanley Capital International (MSCI) EAFE Index[1]	Lipper International Large-Cap Core Funds Index[2]
11.80%	11.41%	11.47%	11.99%	11.72%	11.75%	12.71%	12.69%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

After 2010's volatile summer and double-dip recession worries, we believe the economic recovery has been resilient in many ways, as evidenced by global manufacturing data, corporate earnings, and recently job growth. Equity markets for the most part powered ahead. However, as 2011 began, new obstacles appeared including political upheaval in the Middle East, Japan's natural and nuclear crises, the European debt crisis, and the upcoming June 2011 end to the Federal Reserve's second round of quantitative easing (QE2). Meanwhile, a number of secular worries continued in the background: high debt levels of G-7 countries, lack of confidence in the U.S. dollar as the global reserve currency, structural imbalances in Europe, and the need for global trade rebalancing (mostly between China and the U.S.)

More recently in April, the dollar was extremely weak as the European Central Bank (ECB) tightened and U.S. Federal Reserve (Fed) Chairman Ben Bernanke remained focused on high U.S. unemployment, weak housing, and potential deflation. Commodity prices rose sharply — driven by speculation, a weak dollar, and strong global industrial production. Worries of potential demand destruction mounted, especially due to food prices in the emerging markets and high gasoline prices in the U.S. In early May, the ECB took a less aggressive view on interest rates, Goldman Sachs called for a commodity sell-off, and the U.S. dollar began to strengthen off multi-decade lows. U.S. Treasuries (along with G-7 bonds) actually rallied throughout April, keeping yields low. While bears may see this as evidence of underlying deflation, we believe it helps to support U.S. housing and gives Chairman Bernanke room to maneuver. At the end of the period, however, markets were disrupted by renewed worries about Greece.

We have largely maintained the cyclical tilt in the portfolio — but there is increasing investor chatter about a rotation into defensives. We believe this is a little premature, but we are watchful. We think markets could potentially benefit from a little marginal good news. Possibilities include a bit of political compromise on U.S. fiscal sustainability discussions, some resolution on the Greek debt restructuring, and more data out of China that confirms its economy is moderating.

Performance Analysis

All share classes of Morgan Stanley International Fund underperformed the MSCI EAFE Index (the "Index") and the Lipper International Large-Cap Core Funds Index for the six months ended April 30, 2011, assuming no deduction of applicable sales charges.

For international equity markets, the six-month period was volatile but finished with a double-digit advance (as measured by the Index). Throughout this period, the portfolio remained fully invested with a tilt towards cyclical (or economically sensitive) and growth-oriented stocks. The focus on the energy, materials and industrials sectors was positive for performance, as were the underweight allocations to more defensive sectors such as consumer staples and utilities. However, the allocation to emerging markets and underweight position in Europe detracted from performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS* as of 4/30/11
BHP Billiton Ltd.	2.9%
Nestle SA (Registered Shares)	2.7
Siemens AG (Registered Shares)	1.8
HSBC Holdings PLC	1.5
Royal Dutch Shell PLC (Class A)	1.4
Vodafone Group PLC	1.3
Total SA	1.3
Novartis AG (Registered Shares)	1.1
Newcrest Mining Ltd.	1.0
Royal Dutch Shell PLC (Class B)	1.0
TOP FIVE COUNTRIES as of 4/30/11
United Kingdom	19.2%
Japan	17.8
Switzerland	9.2
France	8.4
Germany	7.3

*  Does not include open long futures contracts with an underlying face amount of $11,008,951 with net unrealized appreciation of $220,557 and open forward foreign currency contracts with net unrealized appreciation of $349,415.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., uses a "top-down" approach that emphasizes country and sector selection and weightings over individual stock selection.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2011
Symbol	Class A Shares* (since 06/28/99) INLAX		Class B Shares** (since 06/28/99) INLBX		Class C Shares† (since 06/28/99) INLCX		Class I Shares†† (since 06/28/99) INLDX	Class R Shares# (since 03/31/08) INLRX	Class W Shares## (since 03/31/08) INLWX
1 Year	19.57 13.29 [4]	%[3]	18.68 13.68 [4]	%[3]	18.72 17.72 [4]	%[3]	19.93 —%[3]	19.33 —%[3]	19.55 —%[3]
5 Years	2.27 [3] 1.18 [4]		1.47 [3] 1.09 [4]		1.48 [3] 1.48 [4]		2.50 [3] —	— —	— —
10 Years	5.48 [3] 4.91 [4]		4.81 [3] 4.81 [4]		4.68 [3] 4.68 [4]		5.71 [3] —	— —	— —
Since Inception	4.22 [3] 3.75 [4]		3.66 [3] 3.66 [4]		3.43 [3] 3.43 [4]		4.45 [3] —	–0.53 [3] —	–0.38 [3] —
Gross Expense Ratio	1.52		2.27		2.27		1.27	1.77	1.62

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the U.S. and Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper International Large-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/10 – 04/30/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/10	04/30/11	11/01/10 – 04/30/11
Class A
Actual (11.80% return)	$1,000.00	$1,118.00	$7.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.35
Class B
Actual (11.41% return)	$1,000.00	$1,114.10	$11.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.08
Class C
Actual (11.47% return)	$1,000.00	$1,114.70	$11.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.88	$10.99
Class I
Actual (11.99% return)	$1,000.00	$1,119.90	$6.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.74	$6.11

Expense Example continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/10	04/30/11	11/01/10 – 04/30/11
Class R
Actual (11.72% return)	$1,000.00	$1,117.20	$9.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.27	$8.60
Class W
Actual (11.75% return)	$1,000.00	$1,117.50	$8.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.01	$7.85

  @  Expenses are equal to the Fund's annualized expense ratios of 1.47%, 2.22%, 2.20%, 1.22%, 1.72% and 1.57% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.48%, 2.23%, 2.21%, 1.23%, 1.73% and 1.58% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively.

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (90.6%)
	Australia (6.6%)
	Beverages
1,810	Coca-Cola Amatil Ltd.	$23,688
6,839	Foster's Group Ltd.	42,129
		65,817
	Biotechnology
954	CSL Ltd.	35,919
	Capital Markets
675	Macquarie Group Ltd.	26,014
	Chemicals
8,586	DuluxGroup Ltd.	26,069
41,073	Incitec Pivot Ltd.	169,275
8,586	Orica Ltd.	250,146
		445,490
	Commercial Banks
32,573	Australia & New Zealand Banking Group Ltd.	865,086
1,599	Commonwealth Bank of Australia	94,135
2,210	National Australia Bank Ltd.	65,598
2,244	Westpac Banking Corp.	61,097
		1,085,916
	Commercial Services & Supplies
3,306	Brambles Ltd.	24,387
	Construction & Engineering
793	Leighton Holdings Ltd. (a)	21,104
	Construction Materials
10,553	Boral Ltd. (a)	56,910
	Containers & Packaging
20,438	Amcor Ltd.	156,814
	Diversified Telecommunication Services
7,188	Telstra Corp., Ltd.	22,927

NUMBER OF SHARES		VALUE
	Food & Staples Retailing
1,368	Wesfarmers Ltd.	$49,932
527	Wesfarmers Ltd. (PPS)	19,426
3,256	Woolworths Ltd.	94,611
		163,969
	Health Care Providers & Services
485	Sonic Healthcare Ltd.	6,656
	Hotels, Restaurants & Leisure
1,338	TABCORP Holdings Ltd.	11,190
	Industrial Conglomerates
2,344	CSR Ltd.	7,708
	Insurance
4,640	AMP Ltd.	27,871
5,650	Insurance Australia Group Ltd.	22,109
2,149	QBE Insurance Group Ltd.	44,071
1,895	Suncorp Group Ltd.	17,281
		111,332
	Metals & Mining
38,820	Alumina Ltd.	96,164
81,481	BHP Billiton Ltd.	4,093,118
22,960	BlueScope Steel Ltd.	43,538
32,914	Fortescue Metals Group Ltd.	221,873
31,152	Newcrest Mining Ltd.	1,415,332
20,593	OneSteel Ltd.	48,078
71,809	OZ Minerals Ltd.	113,341
6,860	Rio Tinto Ltd.	618,154
3,858	Sims Metal Management Ltd.	73,834
		6,723,432
	Multi-Utilities
1,644	AGL Energy Ltd.	26,201
	Oil, Gas & Consumable Fuels
1,443	Caltex Australia Ltd.	22,444
2,972	Origin Energy Ltd.	53,261
1,710	Santos Ltd.	28,340
1,568	Woodside Petroleum Ltd.	80,434
		184,479

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Real Estate Investment Trusts (REITs)
1,340	Stockland (Stapled Securities) (b)(c)	$5,552
	Real Estate Management & Development
3,310	Lend Lease Group (Stapled Securities) (b)(c)	31,564
	Transportation Infrastructure
1	Macquarie Atlas Roads Group (Stapled Securities) (b)(d)	2
2,695	Transurban Group (Stapled Securities) (b)	15,656
		15,658
	Total Australia	9,229,039
	Austria (0.6%)
	Commercial Banks
5,444	Erste Group Bank AG	275,123
1,576	Raiffeisen International Bank Holding AG (a)	86,894
		362,017
	Diversified Telecommunication Services
8,605	Telekom Austria AG	133,061
	Electric Utilities
1,397	Verbund AG (Class A) (a)	63,161
	Insurance
823	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	49,125
	Metals & Mining
3,722	Voestalpine AG	183,165
	Oil, Gas & Consumable Fuels
2,269	OMV AG (a)	103,477
	Total Austria	894,006

NUMBER OF SHARES		VALUE
	Belgium (0.7%)
	Beverages
5,879	Anheuser-Busch InBev N.V. (a)	$374,866
2,742	Anheuser-Busch InBev N.V. (d)	12
		374,878
	Chemicals
979	Solvay SA (Class A) (a)	141,220
2,321	Umicore SA (a)	133,127
		274,347
	Diversified Financial Services
605	Cie Nationale a Portefeuille	43,765
979	Groupe Bruxelles Lambert SA	97,081
		140,846
	Diversified Telecommunication Services
1,903	Belgacom SA (a)	74,849
	Insurance
6,698	Ageas (a)	20,328
	Pharmaceuticals
1,255	UCB SA (a)	60,608
	Total Belgium	945,856
	Bermuda (0.5%)
	Distributors
15,220	Li & Fung Ltd. (e)	77,803
	Energy Equipment & Services
12,538	Seadrill Ltd.	444,252
	Food Products
7,000	China Yurun Food Group Ltd. (e)	25,643
	Hotels, Restaurants & Leisure
9,439	Shangri-La Asia Ltd. (e)	26,313
	Household Durables
8,000	Skyworth Digital Holdings Ltd. (e)	5,099
	Real Estate Management & Development
8,384	Kerry Properties Ltd. (e)	44,693

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Specialty Retail
6,232	Esprit Holdings Ltd. (e)	$25,919
12,000	GOME Electrical Appliances Holdings Ltd. (d)(e)	4,311
		30,230
	Trading Companies & Distributors
29,726	Noble Group Ltd. (a)	54,156
	Transportation Infrastructure
8,000	COSCO Pacific Ltd. (e)	16,564
	Total Bermuda	724,753
	Brazil (0.5%)
	Aerospace & Defense
1,500	Embraer SA	11,871
	Commercial Banks
4,300	Banco do Brasil SA	78,992
1,800	Banco Santander Brasil SA (Units) (c)	20,824
		99,816
	Diversified Financial Services
5,100	BM&F Bovespa SA	38,286
	Electric Utilities
1,700	Centrais Eletricas Brasileiras SA	24,811
	Food Products
6,228	BRF-Brasil Foods SA	126,286
	Household Durables
2,700	PDG Realty SA Empreendimentos e Participacoes	15,892
	Information Technology Services
1,700	Cielo SA	15,895
900	Redecard SA	13,078
		28,973

NUMBER OF SHARES		VALUE
	Metals & Mining
1,300	Cia Siderurgica Nacional SA	$20,295
3,400	Vale SA	111,539
		131,834
	Multiline Retail
200	Lojas Renner SA	7,412
	Oil, Gas & Consumable Fuels
3,100	OGX Petroleo e Gas Participacoes SA (d)	32,750
7,500	Petroleo Brasileiro SA	137,156
		169,906
	Personal Products
500	Hypermarcas SA (d)	6,703
600	Natura Cosmeticos SA	16,838
		23,541
	Road & Rail
4,100	All America Latina Logistica SA (c)	33,776
	Tobacco
1,500	Souza Cruz SA	17,067
	Transportation Infrastructure
600	CCR SA	18,631
	Total Brazil	748,102
	Cayman Islands (0.4%)
	Automobiles
21,700	Geely Automobile Holdings Ltd. (e)	8,690
	Construction Materials
32,000	China Resources Cement Holdings Ltd. (e)	32,551
7,000	China Shanshui Cement Group Ltd. (e)	7,842
		40,393
	Electronic Equipment, Instruments & Components
1,000	Kingboard Chemical Holdings Ltd. (e)	5,479

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food Products
10,000	Chaoda Modern Agriculture Holdings Ltd. (e)	$6,219
10,000	China Mengniu Dairy Co., Ltd. (e)	30,710
10,000	Tingyi Cayman Islands Holding Corp. (e)	26,525
20,000	Want Want China Holdings Ltd. (e)	17,950
		81,404
	Gas Utilities
2,000	ENN Energy Holdings Ltd. (e)	6,850
	Hotels, Restaurants & Leisure
18,400	Sands China Ltd. (d)(e)	51,649
11,600	Wynn Macau Ltd. (e)	41,299
		92,948
	Internet Software & Services
9,500	Alibaba.com Ltd. (e)	16,856
3,500	Tencent Holdings Ltd. (e)	99,598
		116,454
	Multiline Retail
7,000	Golden Eagle Retail Group Ltd. (e)	18,342
15,000	Parkson Retail Group Ltd. (e)	23,023
		41,365
	Personal Products
1,500	Hengan International Group Co., Ltd. (e)	11,704
	Pharmaceuticals
4,700	China Shineway Pharmaceutical Group Ltd. (e)	11,390
	Real Estate Management & Development
2,000	China Resources Land Ltd. (e)	3,451
	Semiconductors & Semiconductor Equipment
37,000	GCL Poly Energy Holdings Ltd. (d)(e)	26,441

NUMBER OF SHARES		VALUE
	Specialty Retail
8,000	Belle International Holdings Ltd. (e)	$15,616
11,000	Hengdeli Holdings Ltd. (e)	6,586
		22,202
	Textiles, Apparel & Luxury Goods
3,900	Anta Sports Products Ltd. (e)	6,307
21,000	China Dongxiang Group Co. (e)	7,328
6,000	Li Ning Co., Ltd. (e)	10,275
		23,910
	Total Cayman Islands	492,681
	China (0.5%)
	Automobiles
2,000	Byd Co., Ltd. (H Shares) (d)(e)	7,237
4,000	Dongfeng Motor Group Co., Ltd. (H Shares) (e)	6,242
4,000	Guangzhou Automobile Group Co., Ltd. (H Shares) (e)	4,517
		17,996
	Beverages
2,000	Tsingtao Brewery Co., Ltd. (H Shares) (e)	10,623
	Commercial Banks
18,000	Agricultural Bank of China Ltd. (H Shares) (d)(e)	10,638
66,000	Bank of China Ltd. (H Shares) (e)	36,458
10,000	Bank of Communications Co., Ltd. (H Shares) (e)	10,597
9,000	China Citic Bank Corp. Ltd. (H Shares) (e)	6,443
52,000	China Construction Bank Corp. (H Shares) (e)	49,146
4,500	China Merchants Bank Co., Ltd. (H Shares) (e)	11,589

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
8,000	China Minsheng Banking Corp., Ltd. (H Shares) (e)	$7,674
66,000	Industrial & Commercial Bank of China (H Shares) (e)	55,834
		188,379
	Communications Equipment
3,600	ZTE Corp. (H Shares) (e)	12,956
	Construction & Engineering
5,000	China Communications Construction Co., Ltd. (H Shares) (e)	4,616
8,000	China Railway Group Ltd. (H Shares) (e)	4,285
		8,901
	Construction Materials
3,000	Anhui Conch Cement Co., Ltd. (H Shares) (e)	14,157
6,000	BBMG Corp. (H Shares) (e)	9,873
12,000	China National Building Material Co., Ltd. (H Shares) (e)	25,279
		49,309
	Diversified Telecommunication Services
14,000	China Telecom Corp., Ltd. (H Shares) (e)	8,076
	Energy Equipment & Services
2,000	China Oilfield Services Ltd. (H Shares) (e)	3,956
	Food & Staples Retailing
3,000	Wumart Stores, Inc. (d)(e)	6,760
	Health Care Equipment & Supplies
5,400	Shandong Weigao Group Medical Polymer Co., Ltd. (H Shares) (d)(e)	14,810
	Independent Power Producers & Energy Traders
8,000	China Longyuan Power Group Corp. (H Shares) (e)	8,220

NUMBER OF SHARES		VALUE
130,000	Datang International Power Generation Co., Ltd. (H Shares) (e)	$49,046
80,000	Huaneng Power International, Inc. (H Shares) (e)	44,088
		101,354
	Insurance
9,000	China Life Insurance Co., Ltd. (H Shares) (e)	31,985
1,800	China Pacific Insurance Group Co., Ltd. (H Shares) (e)	7,776
4,000	PICC Property & Casualty Co., Ltd. (H Shares) (d)(e)	5,140
2,000	Ping An Insurance Group Co. of China Ltd. (H Shares) (e)	21,748
		66,649
	Machinery
1,400	Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (H Shares) (d)(e)	3,714
1,000	Weichai Power Co., Ltd. (H Shares) (e)	6,824
		10,538
	Marine
38,500	China COSCO Holdings Co., Ltd. (H Shares) (d)(e)	36,982
12,000	China Shipping Development Co., Ltd. (H Shares) (e)	12,624
		49,606
	Metals & Mining
6,000	Aluminum Corp. of China Ltd. (H Shares) (e)	5,632
3,000	Jiangxi Copper Co., Ltd. (H Shares) (e)	10,179
6,000	Zijin Mining Group Co., Ltd. (H Shares) (e)	4,720
		20,531

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Oil, Gas & Consumable Fuels
6,000	China Coal Energy Co. (H Shares) (e)	$8,359
20,000	China Petroleum & Chemical Corp. (H Shares) (e)	20,139
4,500	China Shenhua Energy Co., Ltd. (H Shares) (e)	21,004
20,000	PetroChina Co., Ltd. (H Shares) (e)	28,740
2,000	Yanzhou Coal Mining Co., Ltd (H Shares) (e)	7,803
		86,045
	Transportation Infrastructure
26,000	Beijing Capital International Airport Co., Ltd. (H Shares) (e)	12,822
	Total China	669,311
	Denmark (1.0%)
	Chemicals
1,503	Novozymes A/S (B Shares)	259,699
	Electrical Equipment
3,009	Vestas Wind Systems A/S (d)	106,852
	Marine
24	A P Moller-Maersk A/S (Class B)	243,093
	Pharmaceuticals
5,598	Novo Nordisk A/S (Class B)	707,658
	Road & Rail
2,395	DSV A/S	62,597
	Total Denmark	1,379,899
	Egypt (0.1%)
	Construction & Engineering
836	Orascom Construction Industries	33,980
	Diversified Telecommunication Services
1,444	Telecom Egypt	3,970

NUMBER OF SHARES		VALUE
	Electrical Equipment
947	ElSwedy Electric Co. (d)	$6,708
	Wireless Telecommunication Services
490	Egyptian Co. for Mobile Services	11,794
25,635	Orascom Telecom Holding SAE (d)	18,277
		30,071
	Total Egypt	74,729
	Finland (1.2%)
	Communications Equipment
55,483	Nokia Oyj	511,152
	Electric Utilities
6,044	Fortum Oyj	208,225
	Food & Staples Retailing
2,234	Kesko Oyj (Class B)	115,977
	Insurance
4,192	Sampo Oyj (Class A) (a)	141,068
	Machinery
2,115	Kone Oyj (Class B)	132,479
2,235	Metso Oyj	137,050
2,020	Wartsila Oyj	79,406
		348,935
	Metals & Mining
3,208	Outokumpu Oyj (a)	53,407
1,336	Rautaruukki Oyj (a)	34,649
		88,056
	Oil, Gas & Consumable Fuels
2,037	Neste Oil Oyj	38,559
	Paper & Forest Products
9,562	Stora Enso Oyj (Class R) (a)	115,214
7,897	UPM-Kymmene Oyj	161,882
		277,096
	Total Finland	1,729,068

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	France (8.4%)
	Aerospace & Defense
1,097	Safran SA (a)	$42,570
1,086	Thales SA	47,975
		90,545
	Auto Components
4,052	Cie Generale des Etablissements Michelin (Class B)	406,130
	Automobiles
4,244	Peugeot SA (d)	192,729
3,738	Renault SA (d)	227,774
		420,503
	Beverages
865	Pernod-Ricard SA	86,942
	Building Products
2,346	Cie de St-Gobain	162,046
	Chemicals
3,139	Air Liquide SA	464,376
	Commercial Banks
11,315	BNP Paribas	895,446
7,450	Credit Agricole SA	124,029
6,308	Societe Generale	421,935
		1,441,410
	Commercial Services & Supplies
1,618	Edenred (d)	50,183
218	Societe BIC SA	21,194
		71,377
	Communications Equipment
20,688	Alcatel-Lucent (d)	133,385
	Construction & Engineering
3,976	Bouygues SA (a)	197,961
4,200	Vinci SA	280,560
		478,521

NUMBER OF SHARES		VALUE
	Construction Materials
495	Imerys SA	$38,352
3,302	Lafarge SA (a)	233,656
		272,008
	Diversified Financial Services
216	Eurazeo	17,993
	Diversified Telecommunication Services
13,683	France Telecom SA	320,922
	Electric Utilities
1,122	EDF SA (a)	47,238
	Electrical Equipment
5,582	Alstom SA	371,183
3,249	Schneider Electric SA (a)	574,103
		945,286
	Energy Equipment & Services
2,418	Cie Generale de Geophysique-Veritas (d)	85,507
2,317	Technip SA (a)	261,368
		346,875
	Food & Staples Retailing
6,282	Carrefour SA (a)	297,840
754	Casino Guichard Perrachon SA (a)	79,370
		377,210
	Food Products
5,264	Danone	385,590
	Health Care Equipment & Supplies
1,588	Cie Generale d'Optique Essilor International SA	132,939
	Hotels, Restaurants & Leisure
1,618	Accor SA	71,895
886	Sodexo	69,040
		140,935

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Information Technology Services
361	Atos Origin SA (d)	$22,246
1,461	Cap Gemini SA	88,538
		110,784
	Insurance
11,331	AXA SA (a)	254,261
1,704	CNP Assurances	39,108
1,527	SCOR SE	46,648
		340,017
	Machinery
693	Vallourec SA	86,416
	Media
1,747	Lagardere SCA	76,709
1,010	Publicis Groupe SA	57,236
2,036	Societe Television Francaise 1	38,208
7,706	Vivendi SA	241,800
		413,953
	Multi-Utilities
9,150	GDF Suez (a)	374,389
3,418	Veolia Environnement SA (a)	114,186
		488,575
	Multiline Retail
897	PPR	160,428
	Office Electronics
360	Neopost SA (a)	34,350
	Oil, Gas & Consumable Fuels
27,521	Total SA	1,761,768
	Personal Products
381	L'Oreal SA (a)	48,311
	Pharmaceuticals
8,414	Sanofi-Aventis SA	665,493
	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions	27,683
196	Gecina SA	28,261
200	ICADE	25,657

NUMBER OF SHARES		VALUE
908	Klepierre	$37,307
1,338	Unibail-Rodamco SE	313,023
		431,931
	Software
631	Dassault Systemes SA	51,329
	Textiles, Apparel & Luxury Goods
468	Hermes International	109,661
1,625	LVMH Moet Hennessy Louis Vuitton SA	291,833
		401,494
	Total France	11,737,080
	Germany (6.9%)
	Air Freight & Logistics
4,348	Deutsche Post AG (Registered Shares) (d)	86,039
	Airlines
1,432	Deutsche Lufthansa AG (Registered Shares) (a)(d)	32,494
	Automobiles
9,855	Bayerische Motoren Werke AG (a)	929,375
12,490	Daimler AG	965,494
2,428	Volkswagen AG (a)(d)	432,987
		2,327,856
	Capital Markets
5,918	Deutsche Bank AG (Registered Shares)	386,557
	Chemicals
5,223	BASF SE	536,883
2,062	K+S AG	166,847
766	Lanxess AG	70,263
646	Linde AG (a)	116,350
		890,343
	Commercial Banks
5,387	Commerzbank AG (a)(d)	34,309
625	Deutsche Postbank AG (d)	20,042
		54,351

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Construction & Engineering
889	Hochtief AG	$84,180
	Diversified Financial Services
1,079	Deutsche Boerse AG	89,657
	Diversified Telecommunication Services
13,794	Deutsche Telecom AG (Registered Shares)	229,134
	Electric Utilities
10,627	E.ON AG (a)	363,284
	Food & Staples Retailing
1,481	Metro AG	108,703
	Health Care Providers & Services
841	Celesio AG	20,391
1,678	Fresenius Medical Care AG & Co. KGaA	131,874
		152,265
	Hotels, Restaurants & Leisure
1,659	TUI AG (d)	21,152
	Industrial Conglomerates
17,114	Siemens AG (Registered Shares)	2,489,724
	Insurance
2,759	Allianz SE (Registered Shares) (a)	434,395
1,269	Muenchener Rueckversicherungs AG (Registered Shares)	209,479
		643,874
	Machinery
1,885	GEA Group AG	68,934
653	MAN SE (d)	91,003
		159,937
	Metals & Mining
2,202	ThyssenKrupp AG	101,318
	Multi-Utilities
1,713	RWE AG (a)	111,777

NUMBER OF SHARES		VALUE
	Personal Products
439	Beiersdorf AG (a)	$28,591
	Pharmaceuticals
6,944	Bayer AG (Registered Shares) (a)	610,422
253	Merck KGaA (a)	26,801
		637,223
	Software
9,401	SAP AG	605,708
	Textiles, Apparel & Luxury Goods
1,040	Adidas AG	77,420
77	Puma AG Rudolf Dassler Sport	25,661
		103,081
	Total Germany	9,707,248
	Hong Kong (1.9%)
	Commercial Banks
11,176	Bank of East Asia Ltd.	46,193
25,500	BOC Hong Kong Holdings Ltd.	80,116
7,900	Hang Seng Bank Ltd.	123,491
		249,800
	Computers & Peripherals
32,000	Lenovo Group Ltd.	18,624
	Diversified Financial Services
6,900	Hong Kong Exchanges and Clearing Ltd.	157,435
	Diversified Telecommunication Services
6,000	China Unicom Hong Kong Ltd.	12,207
	Electric Utilities
14,304	CLP Holdings Ltd.	117,692
11,000	Power Assets Holdings Ltd.	76,981
		194,673
	Food & Staples Retailing
8,000	China Resources Enterprise Ltd.	32,242

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food Products
6,000	China Agri-Industries Holdings Ltd.	$6,845
	Gas Utilities
25,621	Hong Kong & China Gas Co., Ltd.	63,605
	Hotels, Restaurants & Leisure
126,000	China Travel International Inv HK (d)	25,796
	Independent Power Producers & Energy Traders
6,000	China Resources Power Holdings Co., Ltd.	11,048
	Industrial Conglomerates
2,500	Beijing Enterprises Holdings Ltd.	13,279
2,000	Citic Pacific Ltd.	5,974
19,926	Hutchison Whampoa Ltd.	227,579
		246,832
	Insurance
50,400	AIA Group Ltd. (d)	169,703
	Oil, Gas & Consumable Fuels
17,000	CNOOC Ltd.	41,940
	Real Estate Investment Trusts (REITs)
14,564	Link REIT (The)	45,851
	Real Estate Management & Development
16,000	Cheung Kong Holdings Ltd.	251,756
4,000	China Overseas Land & Investment Ltd.	7,695
9,000	Hang Lung Group Ltd.	60,608
29,000	Hang Lung Properties Ltd.	129,200
12,209	Henderson Land Development Co., Ltd.	83,555
6,500	Hopewell Holdings Ltd.	19,627
7,000	Hysan Development Co., Ltd.	32,673
28,675	New World Development Ltd.	50,289
29,897	Sino Land Co., Ltd.	52,586

NUMBER OF SHARES		VALUE
16,151	Sun Hung Kai Properties Ltd.	$252,260
9,000	Swire Pacific Ltd. (Class A)	137,441
18,222	Wharf Holdings Ltd.	133,270
11,000	Wheelock & Co., Ltd.	45,324
		1,256,284
	Road & Rail
11,682	MTR Corp.	42,569
	Transportation Infrastructure
4,000	China Merchants Holdings International Co., Ltd.	18,413
	Water Utilities
38,000	Guangdong Investment Ltd.	19,670
	Wireless Telecommunication Services
6,000	China Mobile Ltd.	55,162
	Total Hong Kong	2,668,699
	Indonesia (0.5%)
	Automobiles
14,500	Astra International Tbk PT	95,069
	Commercial Banks
87,500	Bank Central Asia Tbk PT	75,607
22,000	Bank Danamon Indonesia Tbk PT	15,927
67,000	Bank Mandiri Tbk PT	55,938
57,500	Bank Negara Indonesia Persero Tbk PT	27,192
81,000	Bank Rakyat Indonesia Persero Tbk PT	61,006
		235,670
	Construction Materials
10,500	Indocement Tunggal Prakarsa Tbk PT	20,843
26,000	Semen Gresik Persero Tbk PT	28,842
		49,685
	Diversified Telecommunication Services
70,500	Telekomunikasi Indonesia Tbk PT	63,387

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food Products
61,500	Charoen Pokphand Indonesia Tbk PT	$13,860
33,500	Indofood Sukses Makmur Tbk PT	21,710
		35,570
	Gas Utilities
78,000	Perusahaan Gas Negara PT	36,432
	Household Products
10,500	Unilever Indonesia Tbk PT	18,759
	Machinery
11,000	United Tractors Tbk PT	29,863
	Oil, Gas & Consumable Fuels
76,300	Adaro Energy Tbk PT	19,601
132,500	Bumi Resources Tbk PT	52,991
3,200	Indo Tambangraya Megah PT	17,487
6,000	Tambang Batubara Bukit Asam Tbk PT	15,623
		105,702
	Pharmaceuticals
38,000	Kalbe Farma Tbk PT	15,863
	Tobacco
4,500	Gudang Garam Tbk PT	21,333
	Total Indonesia	707,333
	Ireland (0.0%)
	Construction Materials
6,557	James Hardie Industries SE (CDI) (d)	42,404
	Italy (0.1%)
	Energy Equipment & Services
210	Saipem SpA	11,922
	Oil, Gas & Consumable Fuels
4,145	Eni SpA	110,816
	Total Italy	122,738

NUMBER OF SHARES		VALUE
	Japan (17.8%)
	Air Freight & Logistics
3,435	Yamato Holdings Co., Ltd.	$54,543
	Auto Components
2,000	Aisin Seiki Co., Ltd.	70,246
13,700	Bridgestone Corp.	298,946
11,700	Denso Corp.	390,313
2,059	NGK Spark Plug Co., Ltd.	28,557
1,200	Stanley Electric Co., Ltd. (a)	20,075
1,300	Toyota Boshoku Corp.	20,161
1,200	Toyota Industries Corp.	36,245
		864,543
	Automobiles
18,209	Honda Motor Co., Ltd.	716,103
21,005	Nissan Motor Co., Ltd.	200,430
3,500	Suzuki Motor Corp.	82,759
22,755	Toyota Motor Corp.	906,104
700	Yamaha Motor Co., Ltd. (a)(d)	13,264
		1,918,660
	Beverages
7,300	Asahi Breweries Ltd.	136,164
1,100	Ito En Ltd. (a)	19,406
16,051	Kirin Holdings Co., Ltd.	223,208
4,000	Sapporo Holdings Ltd. (a)	15,977
		394,755
	Building Products
13,500	Asahi Glass Co., Ltd.	170,757
4,100	Daikin Industries Ltd. (a)	129,700
2,962	JS Group Corp.	70,987
6,500	Nippon Sheet Glass Co., Ltd.	19,072
6,500	TOTO Ltd.	50,564
		441,080
	Capital Markets
28,000	Daiwa Securities Group, Inc. (a)	120,126
4,400	Matsui Securities Co., Ltd. (a)	21,535
13,000	Mizuho Securities Co., Ltd. (d)	32,854

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
19,050	Nomura Holdings, Inc.	$96,759
186	SBI Holdings, Inc. (a)	19,904
		291,178
	Chemicals
15,000	Asahi Kasei Corp.	102,447
3,000	Daicel Chemical Industries Ltd. (a)	19,232
8,546	Denki Kagaku Kogyo KK	43,723
2,408	JSR Corp.	50,021
5,000	Kaneka Corp.	36,430
4,556	Kuraray Co., Ltd.	66,109
19,500	Mitsubishi Chemical Holdings Corp.	131,498
9,500	Mitsui Chemicals, Inc.	34,784
2,600	Nissan Chemical Industries Ltd. (a)	26,925
2,400	Nitto Denko Corp.	127,375
6,097	Shin-Etsu Chemical Co., Ltd.	315,692
12,000	Showa Denko KK (a)	23,818
16,000	Sumitomo Chemical Co., Ltd. (a)	84,818
13,608	Teijin Ltd. (a)	64,756
14,000	Toray Industries, Inc. (a)	102,694
11,000	Tosoh Corp. (a)	42,310
		1,272,632
	Commercial Banks
3,500	77 Bank Ltd. (The)	16,094
3,000	Bank of Kyoto Ltd. (The) (a)	27,664
14,000	Bank of Yokohama Ltd. (The) (a)	69,038
7,000	Chiba Bank Ltd. (The)	41,164
55,974	Chuo Mitsui Trust Holdings, Inc.	190,455
8,000	Fukuoka Financial Group, Inc.	32,941
17,000	Hokuhoku Financial Group, Inc.	32,275
8,000	Joyo Bank Ltd. (The)	32,053
73,260	Mitsubishi UFJ Financial Group, Inc. (See Note 6)	349,524
159,400	Mizuho Financial Group, Inc.	251,534

NUMBER OF SHARES		VALUE
9,000	Nishi-Nippon City Bank Ltd. (The)	$25,297
3,900	Resona Holdings, Inc.	18,367
17,500	Shinsei Bank Ltd.	20,927
7,000	Shizuoka Bank Ltd. (The) (a)	63,515
10,100	Sumitomo Mitsui Financial Group, Inc.	310,664
1,000	Suruga Bank Ltd.	8,322
		1,489,834
	Commercial Services & Supplies
5,500	Dai Nippon Printing Co., Ltd.	65,500
2,485	Secom Co., Ltd.	123,002
6,000	Toppan Printing Co., Ltd.	46,896
		235,398
	Computers & Peripherals
35,000	Fujitsu Ltd.	198,915
29,500	NEC Corp. (d)	61,462
2,000	Seiko Epson Corp. (a)	34,790
33,026	Toshiba Corp. (a)	173,854
		469,021
	Construction & Engineering
10,546	JGC Corp. (a)	259,896
16,000	Kajima Corp. (a)	45,565
12,571	Obayashi Corp. (a)	52,847
12,000	Shimizu Corp. (a)	50,595
18,000	Taisei Corp. (a)	41,940
		450,843
	Consumer Finance
1,600	Credit Saison Co., Ltd.	26,688
	Containers & Packaging
2,517	Toyo Seikan Kaisha Ltd.	42,480
	Diversified Consumer Services
854	Benesse Holdings, Inc.	35,480
	Diversified Financial Services
290	ORIX Corp.	28,280

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
1,900	Nippon Telegraph & Telephone Corp.	$87,721
	Electric Utilities
2,500	Chubu Electric Power Co., Inc.	54,644
3,800	Kansai Electric Power Co., Inc. (The)	79,734
1,600	Kyushu Electric Power Co., Inc.	29,509
2,900	Tohoku Electric Power Co., Inc. (a)	42,580
		206,467
	Electrical Equipment
10,500	Furukawa Electric Co., Ltd. (a)	41,423
500	Mabuchi Motor Co., Ltd. (a)	24,625
36,552	Mitsubishi Electric Corp.	401,502
1,204	Nidec Corp. (a)	104,496
7,400	Sumitomo Electric Industries Ltd. (a)	102,267
800	Ushio, Inc.	16,194
		690,507
	Electronic Equipment, Instruments & Components
5,150	Citizen Holdings Co., Ltd. (a)	30,983
8,600	FUJIFILM Holdings Corp.	266,116
500	Hirose Electric Co., Ltd. (a)	51,778
38,000	Hitachi Ltd. (a)	205,190
4,800	Hoya Corp.	102,551
2,600	Ibiden Co., Ltd. (a)	87,409
947	Keyence Corp. (a)	247,039
3,200	Kyocera Corp.	350,712
2,200	Murata Manufacturing Co., Ltd. (a)	158,664
7,500	Nippon Electric Glass Co., Ltd.	113,080
3,004	Omron Corp. (a)	82,104
1,552	TDK Corp. (a)	79,595
3,450	Yokogawa Electric Corp. (d)	27,816
		1,803,037

NUMBER OF SHARES		VALUE
	Food & Staples Retailing
5,103	Aeon Co., Ltd. (a)	$61,275
1,052	FamilyMart Co., Ltd. (a)	37,922
903	Lawson, Inc. (a)	44,140
11,800	Seven & I Holdings Co., Ltd.	294,291
3,400	UNY Co., Ltd.	29,634
		467,262
	Food Products
7,000	Ajinomoto Co., Inc. (a)	77,063
2,500	Kikkoman Corp. (a)	24,718
700	MEIJI Holdings Co., Ltd. (a)	29,859
2,000	Nippon Meat Packers, Inc.	27,566
3,500	Nisshin Seifun Group, Inc.	43,537
1,100	Nissin Foods Holdings Co., Ltd. (a)	38,893
1,600	Yakult Honsha Co., Ltd. (a)	44,224
2,000	Yamazaki Baking Co., Ltd.	25,642
		311,502
	Gas Utilities
8,000	Osaka Gas Co., Ltd. (a)	29,391
10,000	Tokyo Gas Co., Ltd.	44,258
		73,649
	Health Care Equipment & Supplies
2,400	Olympus Corp. (a)	67,519
2,950	Terumo Corp.	163,657
		231,176
	Hotels, Restaurants & Leisure
650	Oriental Land Co., Ltd. (a)	54,971
	Household Durables
5,050	Casio Computer Co., Ltd. (a)	39,969
28,700	Panasonic Corp.	353,111
7,072	Sekisui Chemical Co., Ltd.	58,763
11,046	Sekisui House Ltd.	105,810
7,500	Sharp Corp. (a)	68,514
9,496	Sony Corp.	264,574
		890,741

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Household Products
2,800	Unicharm Corp. (a)	$110,806
	Information Technology Services
700	Itochu Techno-Solutions Corp. (a)	24,508
2,250	Nomura Research Institute Ltd. (a)	48,209
18	NTT Data Corp.	59,072
180	Obic Co., Ltd.	33,397
		165,186
	Insurance
4,200	MS&AD Insurance Group Holdings	97,809
9,000	NKSJ Holdings, Inc.	57,474
2,350	T&D Holdings, Inc.	57,682
9,068	Tokio Marine Holdings, Inc.	251,420
		464,385
	Internet Software & Services
203	Yahoo! Japan Corp. (a)	74,053
	Leisure Equipment & Products
3,400	Nikon Corp. (a)	70,879
1,950	Shimano, Inc.	104,093
2,100	Yamaha Corp.	26,226
		201,198
	Machinery
4,553	Amada Co., Ltd.	36,316
3,350	Fanuc Corp.	555,477
2,100	Hitachi Construction Machinery Co., Ltd. (a)	50,898
16,530	IHI Corp.	41,572
15,500	Kawasaki Heavy Industries Ltd. (a)	63,632
18,200	Komatsu Ltd.	637,219
26,000	Kubota Corp.	246,810
1,400	Kurita Water Industries Ltd. (a)	40,732
900	Makita Corp.	41,108
7,000	Minebea Co., Ltd. (a)	37,626

NUMBER OF SHARES		VALUE
37,550	Mitsubishi Heavy Industries Ltd.	$178,225
7,060	NGK Insulators Ltd. (a)	121,330
7,553	NSK Ltd.	66,670
8,051	NTN Corp. (a)	38,411
1,205	SMC Corp.	219,118
7,000	Sumitomo Heavy Industries Ltd.	45,565
1,000	THK Co., Ltd. (a)	25,359
		2,446,068
	Marine
29,000	Kawasaki Kisen Kaisha Ltd. (a)	96,530
10,000	Mitsui O.S.K. Lines Ltd. (a)	55,477
13,015	Nippon Yusen KK	47,814
		199,821
	Media
9	Fuji Media Holdings, Inc.	11,950
1,550	Toho Co., Ltd. (a)	23,274
		35,224
	Metals & Mining
7,595	Dowa Holdings Co., Ltd. (a)	49,438
3,700	JFE Holdings, Inc. (a)	100,625
25,000	Kobe Steel Ltd. (a)	61,333
21,000	Mitsubishi Materials Corp.	72,231
15,604	Mitsui Mining & Smelting Co., Ltd. (a)	55,402
80,108	Nippon Steel Corp.	248,871
64,000	Sumitomo Metal Industries Ltd.	134,130
15,500	Sumitomo Metal Mining Co., Ltd.	274,592
		996,622
	Multiline Retail
4,687	Isetan Mitsukoshi Holdings Ltd.	45,070
6,500	J. Front Retailing Co., Ltd. (a)	27,966
5,907	Marui Group Co., Ltd.	40,635
3,540	Takashimaya Co., Ltd. (a)	24,134
		137,805

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Office Electronics
7,404	Canon, Inc.	$346,856
7,030	Konica Minolta Holdings, Inc.	61,620
		408,476
	Oil, Gas & Consumable Fuels
22	INPEX Corp.	167,071
24,400	JX Holdings, Inc.	169,054
3,400	Showa Shell Sekiyu KK (a)	36,886
4,000	TonenGeneral Sekiyu KK (a)	49,510
		422,521
	Paper & Forest Products
1,400	Nippon Paper Group, Inc.	27,909
16,000	OJI Paper Co., Ltd. (a)	71,602
		99,511
	Personal Products
6,200	Kao Corp.	154,704
6,500	Shiseido Co., Ltd. (a)	107,458
		262,162
	Pharmaceuticals
4,500	Astellas Pharma, Inc.	171,423
2,406	Chugai Pharmaceutical Co., Ltd.	39,598
10,900	Daiichi Sankyo Co., Ltd. (a)	212,988
2,203	Eisai Co., Ltd. (a)	79,847
3,032	Kyowa Hakko Kirin Co., Ltd.	30,128
2,981	Shionogi & Co., Ltd.	48,216
2,959	Taisho Pharmaceutical Co., Ltd. (a)	69,456
9,100	Takeda Pharmaceutical Co., Ltd.	439,771
		1,091,427
	Real Estate Investment Trusts (REITs)
7	Japan Real Estate Investment Corp.	69,297
24	Japan Retail Fund Investment Corp.	38,730
8	Nippon Building Fund, Inc.	80,380
		188,407

NUMBER OF SHARES		VALUE
	Real Estate Management & Development
1,200	Aeon Mall Co., Ltd.	$28,522
1,256	Daito Trust Construction Co., Ltd.	99,873
7,000	Daiwa House Industry Co., Ltd.	83,967
17,000	Mitsubishi Estate Co., Ltd.	295,087
12,500	Mitsui Fudosan Co., Ltd.	213,432
6,500	Sumitomo Realty & Development Co., Ltd.	133,101
9,000	Tokyu Land Corp.	38,612
		892,594
	Road & Rail
13	Central Japan Railway Co.	97,923
3,400	East Japan Railway Co.	187,573
6,000	Keikyu Corp. (a)	41,571
3,000	Keio Corp. (a)	16,791
15,550	Kintetsu Corp. (a)	46,584
11,500	Nippon Express Co., Ltd.	45,509
8,500	Tobu Railway Co., Ltd. (a)	33,009
12,000	Tokyu Corp.	49,411
9	West Japan Railway Co.	32,565
		550,936
	Semiconductors & Semiconductor Equipment
2,450	Advantest Corp. (a)	48,236
1,605	Rohm Co., Ltd.	96,559
3,100	Tokyo Electron Ltd.	178,284
		323,079
	Software
1,700	Konami Corp.	33,449
1,408	Nintendo Co., Ltd.	332,754
750	Oracle Corp. Japan	32,408
1,600	Trend Micro, Inc.	45,387
		443,998
	Specialty Retail
1,500	Fast Retailing Co., Ltd. (a)	235,037
300	Shimamura Co., Ltd. (a)	27,997

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
620	USS Co., Ltd.	$47,466
1,160	Yamada Denki Co., Ltd.	80,370
		390,870
	Textiles, Apparel & Luxury Goods
2,571	Nisshinbo Holdings, Inc. (a)	25,325
	Tobacco
78	Japan Tobacco, Inc.	301,942
	Trading Companies & Distributors
17,251	ITOCHU Corp.	178,433
21,550	Marubeni Corp.	155,684
21,400	Mitsubishi Corp.	574,870
18,200	Mitsui & Co., Ltd.	321,302
11,000	Sumitomo Corp.	150,120
		1,380,409
	Transportation Infrastructure
2,000	Mitsubishi Logistics Corp. (a)	22,067
	Wireless Telecommunication Services
30	NTT DoCoMo, Inc.	55,218
12,200	Softbank Corp.	509,869
		565,087
	Total Japan	25,032,427
	Luxembourg (0.4%)
	Energy Equipment & Services
402	Tenaris SA	10,140
	Metals & Mining
10,565	ArcelorMittal	388,706
	Personal Products
2,905	Oriflame Cosmetics SA (SDR) (a)	164,085
	Total Luxembourg	562,931

NUMBER OF SHARES		VALUE
	Mexico (0.5%)
	Beverages
8,500	Fomento Economico Mexicano SAB de CV (Units) (c)	$53,451
2,700	Grupo Modelo SAB de CV	17,110
		70,561
	Chemicals
3,300	Mexichem SAB de CV	12,542
	Commercial Banks
6,300	Grupo Financiero Banorte SAB de CV	31,468
3,500	Grupo Financiero Inbursa SA	18,334
		49,802
	Construction Materials
37,300	Cemex SAB de CV (Units) (c)(d)	32,272
	Diversified Telecommunication Services
25,300	Telefonos de Mexico SAB de CV	23,736
	Food & Staples Retailing
27,600	Wal-Mart de Mexico SAB de CV	86,312
	Food Products
7,200	Grupo Bimbo SAB de CV	15,918
	Household Products
2,400	Kimberly-Clark de Mexico SAB de CV	14,802
	Industrial Conglomerates
1,200	Alfa SAB de CV	17,836
	Media
10,200	Grupo Televisa SA (d)	48,272
	Metals & Mining
14,800	Grupo Mexico SAB de CV	51,246
420	Industrias Penoles SAB de CV	16,345
2,500	Minera Frisco SAB de CV (d)	10,750
		78,341

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Specialty Retail
295	Grupo Elektra SA de CV	$13,338
	Wireless Telecommunication Services
76,200	America Movil SAB de CV	218,306
	Total Mexico	682,038
	Netherlands (2.7%)
	Aerospace & Defense
2,311	European Aeronautic Defence and Space Co., N.V. (d)	71,505
	Air Freight & Logistics
8,488	TNT N.V.	209,010
	Beverages
3,824	Heineken N.V. (a)	228,908
	Chemicals
3,337	Akzo Nobel N.V. (a)	259,190
2,203	Koninklijke DSM N.V.	151,892
		411,082
	Diversified Financial Services
11,159	ING Groep N.V. (Share Certificates) (d)	147,101
	Diversified Telecommunication Services
22,293	Koninklijke KPN N.V.	353,802
	Energy Equipment & Services
884	Fugro N.V. (Share Certificates)	81,087
2,033	SBM Offshore N.V. (d)	59,486
		140,573
	Food & Staples Retailing
18,160	Koninklijke Ahold N.V. (a)	254,964
	Food Products
21,786	Unilever N.V. (Share Certificates)	717,003
	Industrial Conglomerates
17,999	Koninklijke Philips Electronics N.V.	533,718

NUMBER OF SHARES		VALUE
	Insurance
19,179	Aegon N.V. (d)	$152,290
	Media
8,407	Reed Elsevier N.V. (a)	110,163
5,723	Wolters Kluwer N.V.	133,338
		243,501
	Professional Services
395	Randstad Holding N.V.	22,220
	Real Estate Investment Trusts (REITs)
769	Corio N.V. (a)	54,456
	Semiconductors & Semiconductor Equipment
5,597	ASML Holding N.V. (a)	231,747
6,988	STMicroelectronics N.V. (a)	82,523
		314,270
	Total Netherlands	3,854,403
	Norway (1.8%)
	Chemicals
10,517	Yara International ASA (a)	615,994
	Commercial Bank
21,334	DnB NOR ASA (a)	346,851
	Diversified Telecommunication Services
35,096	Telenor ASA	606,384
	Industrial Conglomerates
18,179	Orkla ASA	184,160
	Metals & Mining
24,189	Norsk Hydro ASA (a)	214,384
	Oil, Gas & Consumable Fuels
19,933	Statoil ASA (a)	583,181
	Semiconductors & Semiconductor Equipment
2,800	Renewable Energy Corp. ASA (a)(d)	9,884
	Total Norway	2,560,838

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Philippines (0.5%)
	Commercial Banks
58,200	Bank of the Philippine Islands	$79,938
34,300	Metropolitan Bank & Trust (d)	55,004
		134,942
	Diversified Financial Services
5,980	Ayala Corp.	54,618
	Electric Utilities
9,230	Manila Electric Co.	52,823
	Food & Staples Retailing
130,700	Alliance Global Group, Inc.	36,209
	Independent Power Producers & Energy Traders
59,200	Aboitiz Power Corp.	43,629
250,000	Energy Development Corp.	39,418
		83,047
	Industrial Conglomerates
69,000	Aboitiz Equity Ventures, Inc.	63,907
6,000	SM Investments Corp.	81,149
		145,056
	Real Estate Management & Development
172,300	Ayala Land, Inc.	66,167
173,000	SM Prime Holdings, Inc.	48,493
		114,660
	Wireless Telecommunication Services
1,530	Philippine Long Distance Telephone Co.	88,848
	Total Philippines	710,203
	Poland (0.6%)
	Commercial Banks
3,924	Bank Handlowy Warszawie SA	147,813
360	Bank Pekao SA	23,596
2,463	Bank Zachodni WBK SA	218,030

NUMBER OF SHARES		VALUE
28,308	Getin Holding SA (d)	$158,991
1,837	Powszechna Kasa Oszczednosci Bank Polski SA	31,624
		580,054
	Construction & Engineering
776	PBG SA	47,939
	Diversified Telecommunication Services
2,026	Telekomunikacja Polska SA	13,394
	Metals & Mining
398	KGHM Polska Miedz SA	29,280
	Oil, Gas & Consumable Fuels
1,006	Polski Koncern Naftowy Orlen (d)	20,956
58,863	Polskie Gornictwo Naftowe I Gazownictwo SA	86,253
		107,209
	Real Estate Management & Development
925	Globe Trade Centre SA (d)	7,213
	Software
512	Asseco Poland SA	10,241
	Total Poland	795,330
	Russia (0.5%)
	Commercial Bank
8,377	VTB Bank OJSC (Registered GDR)	54,199
	Gold Mining
781	Polyus Gold OJSC (ADR)	28,116
	Metals & Mining
3,783	MMC Norilsk Nickel OJSC (ADR)	104,411
	Oil, Gas & Consumable Fuels
14,758	Gazprom OAO (ADR)	248,967
1,499	LUKOIL OAO (ADR)	103,731

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
246	NovaTek OAO (Registered GDR)	$34,563
4,885	Rosneft Oil Co. (Registered GDR)	43,599
4,700	Surgutneftegas OJSC (ADR)	50,149
1,295	Tatneft (ADR)	58,391
		539,400
	Wireless Telecommunication Services
1,450	Mobile Telesystems OJSC (ADR)	30,668
	Total Russia	756,794
	Singapore (1.5%)
	Aerospace & Defense
16,000	Singapore Technologies Engineering Ltd.	41,175
	Airlines
9,276	Singapore Airlines Ltd.	106,700
	Commercial Banks
24,413	DBS Group Holdings Ltd.	298,768
45,093	Oversea-Chinese Banking Corp., Ltd.	351,814
21,508	United Overseas Bank Ltd.	344,746
		995,328
	Distributors
31	Jardine Cycle & Carriage Ltd.	934
	Diversified Financial Services
7,490	Singapore Exchange Ltd. (a)	47,728
	Diversified Telecommunication Services
94,630	Singapore Telecommunications Ltd.	241,204
	Food & Staples Retailing
7,000	Olam International Ltd.	16,413
	Food Products
13,000	Wilmar International Ltd. (a)	55,970

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
13,000	Fraser and Neave Ltd.	$66,591
18,700	Keppel Corp., Ltd.	181,798
12,511	SembCorp Industries Ltd.	55,193
		303,582
	Machinery
11,400	SembCorp Marine Ltd. (a)	52,807
	Media
11,350	Singapore Press Holdings Ltd. (a)	36,904
	Real Estate Investment Trusts (REITs)
18,000	Ascendas Real Estate Investment Trust	29,852
26,704	CapitaMall Trust	41,232
		71,084
	Real Estate Management & Development
30,000	CapitaLand Ltd. (d)	83,330
6,462	City Developments Ltd. (a)	62,506
		145,836
	Road & Rail
19,089	ComfortDelgro Corp., Ltd.	23,860
	Total Singapore	2,139,525
	South Korea (0.9%)
	Auto Components
117	Hyundai Mobis	39,195
	Automobiles
280	Hyundai Motor Co.	64,405
420	Kia Motors Corp.	30,139
		94,544
	Capital Markets
360	Daewoo Securities Co., Ltd. (d)	7,575
142	Samsung Securities Co., Ltd.	11,846
		19,421

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Chemicals
142	Cheil Industries, Inc.	$15,636
88	LG Chem Ltd.	43,522
35	OCI Co., Ltd.	20,902
		80,060
	Commercial Banks
380	Hana Financial Group, Inc.	16,099
610	Industrial Bank of Korea	11,697
710	KB Financial Group, Inc.	38,095
1,020	Korea Exchange Bank	8,671
790	Shinhan Financial Group Co., Ltd.	38,702
470	Woori Finance Holdings Co., Ltd.	6,403
		119,667
	Construction & Engineering
190	Doosan Heavy Industries and Construction Co., Ltd.	10,602
123	GS Engineering & Construction Corp.	14,806
150	Hyundai Engineering & Construction Co., Ltd.	12,583
70	Samsung Engineering Co., Ltd.	15,514
		53,505
	Diversified Telecommunication Services
420	KT Corp.	15,089
	Electric Utilities
510	Korea Electric Power Corp. (d)	12,183
	Electronic Equipment, Instruments & Components
450	LG Display Co., Ltd.	16,166
115	Samsung Electro-Mechanics Co., Ltd.	11,107
72	Samsung SDI Co., Ltd.	12,866
		40,139

NUMBER OF SHARES		VALUE
	Food & Staples Retailing
64	Shinsegae Co., Ltd.	$16,125
	Household Durables
182	LG Electronics, Inc.	17,493
	Industrial Conglomerates
339	LG Corp.	31,159
77	Samsung Techwin Co., Ltd.	6,330
		37,489
	Insurance
75	Samsung Fire & Marine Insurance Co., Ltd.	16,097
	Internet Software & Services
83	NHN Corp. (d)	16,458
	Machinery
84	Hyundai Heavy Industries Co., Ltd.	41,935
450	Samsung Heavy Industries Co., Ltd.	20,366
		62,301
	Metals & Mining
149	Hyundai Steel Co.	18,909
118	POSCO	51,532
		70,441
	Multiline Retail
26	Lotte Shopping Co., Ltd.	11,852
	Oil, Gas & Consumable Fuels
140	S-Oil Corp.	20,837
126	SK Innovation Co., Ltd.	27,278
		48,115
	Semiconductors & Semiconductor Equipment
900	Hynix Semiconductor, Inc.	28,386
506	Samsung Electronics Co., Ltd.	421,647
		450,033
	Tobacco
221	KT&G Corp.	13,075

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Trading Companies & Distributors
290	Samsung C&T Corp.	$20,972
	Wireless Telecommunication Services
98	SK Telecom Co., Ltd.	14,860
	Total South Korea	1,269,114
	Spain (0.8%)
	Commercial Banks
23,909	Banco Bilbao Vizcaya Argentaria SA (a)	306,675
46,598	Banco Santander SA (a)	595,080
		901,755
	Diversified Telecommunication Services
5,316	Telefonica SA	142,910
	Oil, Gas & Consumable Fuels
2,085	Repsol YPF SA	74,456
	Total Spain	1,119,121
	Sweden (3.6%)
	Building Products
5,095	Assa Abloy AB (B Shares) (a)(d)	152,957
	Commercial Banks
26,872	Nordea Bank AB	306,634
7,952	Svenska Handelsbanken AB (Class A)	275,970
		582,604
	Commercial Services & Supplies
1,600	Securitas AB (Class B)	20,045
	Communications Equipment
52,416	Telefonaktiebolaget LM Ericsson (Class B)	795,897
	Construction & Engineering
12,005	Skanska AB (Class B)	257,884

NUMBER OF SHARES		VALUE
	Diversified Financial Services
6,402	Investor AB (Class B)	$159,455
	Diversified Telecommunication Services
2,733	Tele2 AB (Class B)	68,614
28,889	TeliaSonera AB	235,895
		304,509
	Health Care Equipment & Supplies
4,160	Getinge AB (Class B) (a)	110,567
	Household Durables
3,913	Electrolux AB (Series B)	99,534
3,913	Husqvarna AB (Class B) (d)	30,773
		130,307
	Machinery
4,227	Alfa Laval AB (a)	94,649
10,783	Atlas Copco AB (Class A) (a)	316,578
6,834	Atlas Copco AB (Class B) (a)	181,073
14,203	Sandvik AB	301,339
4,543	SKF AB (Class B) (a)	143,377
9,569	Volvo AB (Class A)	187,343
14,283	Volvo AB (Class B)	280,344
		1,504,703
	Metals & Mining
4,068	SSAB AB (Class A)	72,710
	Oil, Gas & Consumable Fuels
3,306	Lundin Petroleum AB (d)	50,254
	Paper & Forest Products
1,250	Holmen AB (Class B)	46,132
12,844	Svenska Cellulosa AB (Class B)	196,833
		242,965
	Specialty Retail
12,916	Hennes & Mauritz AB (Class B) (a)	456,365
	Tobacco
4,193	Swedish Match AB (a)(d)	148,777
	Total Sweden	4,989,999

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Switzerland (9.2%)
	Building Products
668	Geberit AG (Registered Shares)	$156,382
	Capital Markets
8,387	Credit Suisse Group AG (Registered Shares)	381,148
2,257	GAM Holding AG (d)	44,487
2,257	Julius Baer Group Ltd. (d)	105,466
23,024	UBS AG (Registered Shares) (d)	460,214
		991,315
	Chemicals
122	Givaudan SA (d)	135,681
2,250	Syngenta AG (Registered Shares)	796,214
		931,895
	Computers & Peripherals
3,420	Logitech International SA (Registered Shares) (a)(d)	47,366
	Construction Materials
3,946	Holcim Ltd.	343,507
	Diversified Financial Services
71	Pargesa Holding SA	7,297
	Diversified Telecommunication Services
336	Swisscom AG (Registered Shares)	154,172
	Electrical Equipment
46,304	ABB Ltd. (Registered Shares) (d)	1,278,312
	Energy Equipment & Services
205	Transocean Ltd. (d)	15,025
	Food Products
60,698	Nestle SA (Registered Shares)	3,768,188
	Health Care Equipment & Supplies
178	Straumann Holding AG (Registered Shares)	46,527

NUMBER OF SHARES		VALUE
	Insurance
574	Baloise-Holding AG (Registered Shares) (d)	$63,472
344	Swiss Life Holding AG (Registered Shares) (d)	62,755
4,668	Swiss Reinsurance Co., Ltd. (Registered Shares) (d)	278,191
1,422	Zurich Financial Services AG (d)	399,475
		803,893
	Life Sciences Tools & Services
495	Lonza Group AG (Registered Shares) (d)	42,519
	Machinery
891	Schindler Holding AG	115,263
	Pharmaceuticals
26,852	Novartis AG (Registered Shares)	1,594,046
8,080	Roche Holding AG	1,310,548
		2,904,594
	Professional Services
238	Adecco SA (Registered Shares)	16,990
27	SGS SA (Registered Shares)	53,594
		70,584
	Textiles, Apparel & Luxury Goods
11,023	Compagnie Financiere Richemont SA	712,353
990	Swatch Group AG (The)	486,989
917	Swatch Group AG (The) (Registered Shares)	81,364
		1,280,706
	Total Switzerland	12,957,545
	Thailand (0.5%)
	Commercial Banks
13,300	Bangkok Bank PCL	75,745
24,100	Bangkok Bank PCL	137,253

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
53,600	Bank of Ayudhya PCL	$51,625
16,900	Kasikornbank PCL	71,620
33,100	Kasikornbank PCL	144,154
74,400	Krung Thai Bank PCL	48,852
43,300	Siam Commercial Bank PCL	168,268
	Total Thailand	697,517
	United Kingdom (19.2%)
	Aerospace & Defense
35,846	BAE Systems PLC	196,330
17,245	Cobham PLC	65,704
21,170	Rolls-Royce Group PLC (d)	226,842
		488,876
	Beverages
35,234	Diageo PLC	716,827
8,357	SABMiller PLC	311,915
		1,028,742
	Capital Markets
5,781	3i Group PLC	27,047
2,531	Investec PLC	20,348
15,431	Man Group PLC	64,360
1,714	Schroders PLC	54,339
		166,094
	Chemicals
2,781	Johnson Matthey PLC	93,044
	Commercial Banks
59,347	Barclays PLC	279,843
192,965	HSBC Holdings PLC	2,112,468
84,611	Lloyds Banking Group PLC (d)	83,738
158,728	Royal Bank of Scotland Group PLC (d)	109,949
24,683	Standard Chartered PLC	683,990
		3,269,988
	Commercial Services & Supplies
11,473	Aggreko PLC	342,457
4,556	G4S PLC	21,019
1,852	Serco Group PLC	17,494
		380,970

NUMBER OF SHARES		VALUE
	Construction & Engineering
18,125	Balfour Beatty PLC	$99,241
	Containers & Packaging
11,460	Rexam PLC	74,769
	Diversified Telecommunication Services
100,028	BT Group PLC	327,144
	Electric Utilities
13,950	Scottish & Southern Energy PLC	316,431
	Energy Equipment & Services
3,840	AMEC PLC	76,969
2,815	Petrofac Ltd.	71,001
		147,970
	Food & Staples Retailing
13,046	J Sainsbury PLC	75,899
67,485	Tesco PLC	454,894
		530,793
	Food Products
14,443	Unilever PLC	468,503
	Health Care Equipment & Supplies
17,251	Smith & Nephew PLC	189,459
	Hotels, Restaurants & Leisure
2,354	Carnival PLC	94,958
24,002	Compass Group PLC	234,335
87,000	Genting Singapore PLC (a)(d)	154,234
4,888	Intercontinental Hotels Group PLC	107,038
2,883	Whitbread PLC	80,902
		671,467
	Household Products
6,776	Reckitt Benckiser Group PLC	376,218
	Independent Power Producers & Energy Traders
4,314	International Power PLC	23,823
	Industrial Conglomerates
4,509	Smiths Group PLC	100,321

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Insurance
1,795	Admiral Group PLC	$50,731
20,604	Aviva PLC	153,769
55,366	Legal & General Group PLC	113,566
46,306	Old Mutual PLC	107,512
19,865	Prudential PLC	256,492
33,509	RSA Insurance Group PLC	77,017
18,815	Standard Life PLC	71,057
		830,144
	Internet & Catalog Retail
10,876	Home Retail Group PLC	39,948
	Machinery
12,823	Charter International PLC	175,848
8,617	Invensys PLC	49,024
		224,872
	Media
23,145	British Sky Broadcasting Group PLC	325,518
11,351	Pearson PLC	218,230
15,530	Reed Elsevier PLC	137,484
47,276	WPP PLC	617,128
		1,298,360
	Metals & Mining
14,191	Anglo American PLC	739,678
24,298	BHP Billiton PLC	1,024,592
2,070	Randgold Resources Ltd. (d)	180,487
16,853	Rio Tinto PLC	1,227,352
15,598	Xstrata PLC	396,411
		3,568,520
	Multi-Utilities
27,327	Centrica PLC	146,476
32,306	National Grid PLC	331,327
1,972	United Utilities Group PLC	20,801
		498,604
	Multiline Retail
15,209	Marks & Spencer Group PLC	98,568
2,785	Next PLC	104,063
		202,631

NUMBER OF SHARES		VALUE
	Oil, Gas & Consumable Fuels
44,471	BG Group PLC	$1,139,111
170,091	BP PLC	1,314,151
971	Cairn Energy PLC (d)	7,329
48,992	Royal Dutch Shell PLC (Class A)	1,900,580
36,174	Royal Dutch Shell PLC (Class B)	1,406,042
557	Tullow Oil PLC	13,332
		5,780,545
	Pharmaceuticals
12,726	AstraZeneca PLC	635,577
48,103	GlaxoSmithKline PLC	1,048,949
		1,684,526
	Professional Services
1,773	Capita Group PLC (The)	21,797
8,775	Experian PLC	118,210
		140,007
	Real Estate Investment Trusts (REITs)
9,395	British Land Co., PLC	94,236
6,556	Capital Shopping Centres Group PLC	44,449
8,687	Hammerson PLC	68,213
8,271	Land Securities Group PLC	108,451
8,784	Segro PLC	47,699
		363,048
	Road & Rail
9,040	Firstgroup PLC	49,029
	Semiconductors & Semiconductor Equipment
25,507	ARM Holdings PLC	264,367
	Software
20,512	Sage Group PLC (The)	97,647
	Specialty Retail
15,420	Kingfisher PLC	70,702
	Textiles, Apparel & Luxury Goods
4,894	Burberry Group PLC	105,862

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Tobacco
17,901	British American Tobacco PLC	$780,709
7,151	Imperial Tobacco Group PLC	251,673
		1,032,382
	Trading Companies & Distributors
5,243	Bunzl PLC	65,157
1,011	Wolseley PLC	36,611
		101,768
	Water Utilities
4,677	Severn Trent PLC	117,261
	Wireless Telecommunication Services
620,519	Vodafone Group PLC	1,778,597
	Total United Kingdom	27,002,673
	United States (0.2%)
	Health Care Equipment & Supplies
1,207	Synthes, Inc. (144A) (f)	207,911
	Total Common Stocks (Cost $104,555,177)	127,211,315
	Preferred Stocks (1.0%)
	Brazil (0.6%)
	Beverages
3,700	Cia de Bebidas das Americas	117,877
	Commercial Banks
5,133	Banco Bradesco SA	101,733
6,199	Itau Unibanco Holding SA	144,809
7,137	Itausa - Investimentos Itau SA	54,712
		301,254
	Diversified Telecommunication Services
1,252	Tele Norte Leste Participacoes SA	20,922
	Electric Utilities
1,357	Centrais Eletricas Brasileiras SA	24,851

NUMBER OF SHARES		VALUE
1,043	Cia Energetica de Minas Gerais	$21,228
		46,079
	Metals & Mining
885	Bradespar SA	22,924
1,642	Gerdau SA	19,570
483	Metalurgica Gerdau SA	6,954
549	Usinas Siderurgicas de Minas Gerais SA	5,618
5,031	Vale SA	147,457
		202,523
	Oil, Gas & Consumable Fuels
10,473	Petroleo Brasileiro SA	170,157
900	Ultrapar Participacoes SA	15,732
		185,889
	Wireless Telecommunication Services
492	Vivo Participacoes SA	19,962
	Total Brazil	894,506
	Germany (0.4%)
	Automobiles
2,144	Porsche Automobil Holding SE	155,382
1,617	Volkswagen AG (a)(d)	318,538
		473,920
	Household Products
513	Henkel AG & Co. KGaA	34,937
	Multi-Utilities
186	RWE AG (a)	11,318
	Total Germany	520,175
	South Korea (0.0%)
	Semiconductors & Semiconductor Equipment
36	Samsung Electronics Co., Ltd.	21,164
	Total Preferred Stocks (Cost $1,276,074)	1,435,845

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF RIGHTS		VALUE
	Rights (0.0%)
	Australia (0.0%)
	Construction & Engineering
88	Leighton Holdings Ltd. (Cost $0) (d)	$172
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (16.5%)
	Securities Held as Collateral on Loaned Securities (10.8%)
	Repurchase Agreements (2.6%)
$1,325	Barclays Capital, Inc. (0.04%, dated 04/29/11, due 05/02/11; proceeds $1,324,550; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 0.63% due 12/28/12; valued at $1,351,051)	1,324,546
2,259	Nomura Holdings, Inc. (0.06%, dated 04/29/11, due 05/02/11; proceeds $2,259,442; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 06/01/25 - 04/01/26; Federal National Mortgage Association 3.50% - 6.10% due 09/01/20 - 11/01/47; valued at $2,304,619)	2,259,431
	Total Repurchase Agreements (Cost $3,583,977)	3,583,977

NUMBER OF SHARES (000)		VALUE
	Investment Company (8.2%)
11,569	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $11,568,646)	$11,568,646
	Total Securities Held as Collateral on Loaned Securities (Cost $15,152,623)	15,152,623
	Investment Company (5.7%)
8,049	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $8,048,569)	8,048,569
	Total Short-Term Investments (Cost $23,201,192)	23,201,192
Total Investments (Cost $129,032,443) (g)(h)	108.1%	151,848,524
Liabilities in Excess of Other Assets	(8.1)	(11,455,525)
Net Assets	100.0%	$140,392,999

  ADR  American Depositary Receipt.

  CDI  CHESS Depositary Interest.

  GDR  Global Depositary Receipt.

  PPS  Price Protected Share.

  SDR  Swedish Depositary Receipt.

  (a)  All or a portion of this security was on loan at April 30, 2011.

  (b)  Comprised of securities in separate entities that are traded as a single stapled security.

  (c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

  (d)  Non-income producing security.

  (e)  Security trades on the Hong Kong exchange.

  (f)  Resale is restricted to qualified institutional investors.

  (g)  Securities have been designated as collateral in connection with open foreign currency exchange and futures contracts.

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

  (h)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $29,170,594 and the aggregate gross unrealized depreciation is $6,354,513 resulting in net unrealized appreciation of $22,816,081.

Foreign Currency Exchange Contracts Open at April 30, 2011:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse First Boston Europe		$2,086,288	EUR	1,440,230	05/12/11	$46,130
Goldman Sachs & Co.		$1,529,854	AUD	1,466,712	05/12/11	75,143
Goldman Sachs & Co.		$930,041	AUD	871,815	05/12/11	23,971
J.P. Morgan Chase		$3,282,589	EUR	2,266,060	05/12/11	72,561
Mellon Bank	EUR	351,001		$508,466	05/12/11	(11,229)
Mellon Bank	HKD	37,130,916		$4,776,387	05/12/11	(4,940)
Mellon Bank		$374,313	EUR	261,291	05/12/11	12,558
Mellon Bank		$762,150	HKD	5,925,143	05/12/11	828
Royal Bank of Scotland	JPY	145,266,555		$1,738,272	05/12/11	(52,696)
Royal Bank of Scotland	JPY	38,071,398		$465,740	05/12/11	(3,636)
Royal Bank of Scotland		$537,928	EUR	371,350	05/12/11	11,897
State Street Bank and Trust Co.		$2,193,856	JPY	183,337,953	05/12/11	66,488
UBS AG London	EUR	393,324		$562,051	05/12/11	(20,307)
UBS AG London	EUR	475,900		$674,765	05/12/11	(29,857)
UBS AG London	EUR	302,375		$439,993	05/12/11	(7,706)
UBS AG London	GBP	411,014		$681,209	05/12/11	(5,211)
UBS AG London		$6,105,394	EUR	4,214,642	05/12/11	134,847
UBS AG London		$903,468	EUR	623,529	05/12/11	19,735
UBS AG London		$765,600	GBP	470,904	05/12/11	20,839
	Net Unrealized Appreciation					$349,415

Currency Abbreviations:

AUD  Australian Dollar.

EUR  Euro.

GBP  British Pound.

HKD  Hong Kong Dollar.

JPY  Japanese Yen.

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

Futures Contracts Open at April 30, 2011:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
19	Long	DAX Index, June 2011	$5,297,360	$365,930
63	Long	Dow Jones Euro Stoxx 50 Index, June 2011	2,749,922	70,594
20	Long	TOPIX Index, June 2011	2,104,420	(195,192)
8	Long	H-Shares Index, May 2011	675,590	(19,584)
3	Long	MSCI Singapore Index, May 2011	181,659	(1,191)
		Net Unrealized Appreciation		$220,557

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  April 30, 2011 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Commercial Banks	$13,241,154	9.7%
Metals & Mining	12,974,274	9.5
Oil, Gas & Consumable Fuels	10,394,262	7.6
Investment Company	8,048,569	5.9
Pharmaceuticals	7,778,782	5.7
Food Products	5,998,422	4.4
Chemicals	5,751,504	4.2
Automobiles	5,357,238	3.9
Machinery	5,041,703	3.7
Industrial Conglomerates	4,066,426	3.0
Insurance	3,808,905	2.8
Diversified Telecommunication Services	3,159,520	2.3
Electrical Equipment	3,027,665	2.2
Wireless Telecommunication Services	2,801,561	2.1
Real Estate Management & Development	2,496,295	1.8
Beverages	2,379,103	1.7
Food & Staples Retailing	2,212,939	1.6
Media	2,076,214	1.5
Textiles, Apparel & Luxury Goods	1,940,378	1.4
Capital Markets	1,880,579	1.4
Electronic Equipment, Instruments & Components	1,848,655	1.4
Trading Companies & Distributors	1,557,305	1.1
Construction & Engineering	1,536,270	1.1
Electric Utilities	1,535,375	1.1
Tobacco	1,534,576	1.1
Communications Equipment	1,453,390	1.1
Semiconductors & Semiconductor Equipment	1,409,238	1.0
Auto Components	1,309,868	1.0
Software	1,208,923	0.9
Real Estate Investment Trusts (REITs)	1,160,329	0.9
Multi-Utilities	1,136,475	0.8
Energy Equipment & Services	1,120,713	0.8
Household Durables	1,059,532	0.8
Hotels, Restaurants & Leisure	1,044,772	0.8
Specialty Retail	983,707	0.7
Health Care Equipment & Supplies	933,389	0.7
Building Products	912,465	0.7

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Diversified Financial Services	$888,696		0.6%
Construction Materials	886,488		0.6
Road & Rail	762,767		0.6
Commercial Services & Supplies	732,177		0.5
Aerospace & Defense	703,972		0.5
Paper & Forest Products	619,572		0.5
Multiline Retail	561,493		0.4
Household Products	555,522		0.4
Personal Products	538,394		0.4
Computers & Peripherals	535,011		0.4
Marine	492,520		0.4
Office Electronics	442,826		0.3
Air Freight & Logistics	349,592		0.3
Information Technology Services	304,943		0.2
Containers & Packaging	274,063		0.2
Professional Services	232,811		0.2
Independent Power Producers & Energy Traders	219,272		0.2
Internet Software & Services	206,965		0.2
Leisure Equipment & Products	201,198		0.1
Gas Utilities	180,536		0.1
Health Care Providers & Services	158,921		0.1
Airlines	139,194		0.1
Water Utilities	136,931		0.1
Transportation Infrastructure	104,155		0.1
Distributors	78,737		0.1
Life Sciences Tools & Services	42,519		0.0
Internet & Catalog Retail	39,948		0.0
Biotechnology	35,919		0.0
Diversified Consumer Services	35,480		0.0
Gold Mining	28,116		0.0
Consumer Finance	26,688		0.0
	$136,695,901	^	100.0%

  ^  Does not include open long futures contracts with an underlying face amount of $11,008,951 and net unrealized appreciation of $220,557 and open foreign currency exchange contracts with net unrealized appreciation of $349,415. Also does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Investments in securities, at value (cost $108,727,743) (including $15,170,968 for securities loaned)	$131,881,785
Investment in affiliates, at value (cost $20,304,700)	19,966,739
Unrealized appreciation on open foreign currency exchange contracts	484,997
Cash (including foreign currency valued at $1,913,867 with a cost of $1,860,704 and $585,588 in segregation)	2,586,478
Receivable for:
Dividends	597,476
Investments sold	352,832
Variation margin	254,316
Foreign withholding taxes reclaimed	161,776
Dividends from affiliates	6,261
Shares of beneficial interest sold	1,653
Prepaid expenses and other assets	60,082
Total Assets	156,354,395
Liabilities:
Collateral on securities loaned, at value	15,152,623
Unrealized depreciation on open foreign currency exchange contracts	135,582
Payable for:
Investments purchased	211,319
Shares of beneficial interest redeemed	183,235
Investment advisory fee	70,656
Transfer agent fee	50,800
Distribution fee	45,060
Administration fee	8,944
Accrued expenses and other payables	103,177
Total Liabilities	15,961,396
Net Assets	$140,392,999
Composition of Net Assets:
Paid-in-capital	$141,822,511
Net unrealized appreciation	23,457,064
Accumulated undistributed net investment income	408,468
Accumulated net realized loss	(25,295,044)
Net Assets	$140,392,999
Class A Shares:
Net Assets	$110,909,999
Shares Outstanding (unlimited shares authorized, $.01 par value)	8,161,418
Net Asset Value Per Share	$13.59
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$14.34
Class B Shares:
Net Assets	$12,185,461
Shares Outstanding (unlimited shares authorized, $.01 par value)	907,078
Net Asset Value Per Share	$13.43
Class C Shares:
Net Assets	$16,326,508
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,231,366
Net Asset Value Per Share	$13.26
Class I Shares:
Net Assets	$771,270
Shares Outstanding (unlimited shares authorized, $.01 par value)	56,372
Net Asset Value Per Share	$13.68
Class R Shares:
Net Assets	$96,736
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,149
Net Asset Value Per Share	$13.53
Class W Shares:
Net Assets	$103,025
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,598
Net Asset Value Per Share	$13.56

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2011 (unaudited)

Net Investment Income: Income
Dividends (net of $162,069 foreign withholding tax)	$1,807,778
Income from securities loaned - net	26,835
Dividends from affiliates (net of $377 foreign withholding tax)	14,776
Interest	1,130
Total Income	1,850,519
Expenses
Investment advisory fee	441,558
Distribution fee (Class A shares)	132,509
Distribution fee (Class B shares)	65,247
Distribution fee (Class C shares)	78,076
Distribution fee (Class R shares)	232
Distribution fee (Class W shares)	167
Transfer agent fees and expenses	111,615
Professional fees	54,999
Custodian fees	54,553
Administration fee	54,346
Registration fees	34,817
Shareholder reports and notices	28,753
Trustees' fees and expenses	2,263
Other	53,488
Total Expenses	1,112,623
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(6,494)
Net Expenses	1,106,129
Net Investment Income	744,390
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	4,238,166
Investments in affiliates	(30,379)
Futures contracts	289,981
Foreign currency exchange contracts	357,523
Foreign currency translation	39,031
Net Realized Gain	4,894,322
Change in Unrealized Appreciation/Depreciation on:
Investments	9,376,672
Investments in affiliates	42,151
Futures contracts	75,890
Foreign currency exchange contracts	173,292
Foreign currency translation	(63,236)
Net Change in Unrealized Appreciation/Depreciation	9,604,769
Net Gain	14,499,091
Net Increase	$15,243,481

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$744,390	$1,119,890
Net realized gain	4,894,322	1,196,136
Net change in unrealized appreciation	9,604,769	11,161,791
Net Increase	15,243,481	13,477,817
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,252,005)	(2,237,415)
Class B shares	(29,130)	(235,383)
Class C shares	(73,316)	(237,045)
Class I shares	(9,843)	(15,223)
Class R shares	(921)	(1,546)
Class W shares	(1,057)	(1,680)
Total Dividends	(1,366,272)	(2,728,292)
Net decrease from transactions in shares of beneficial interest	(11,848,760)	(25,486,498)
Net Increase (Decrease)	2,028,449	(14,736,973)
Net Assets:
Beginning of period	138,364,550	153,101,523
End of Period (Including accumulated undistributed net investment income of $408,468 and $1,030,350, respectively)	$140,392,999	$138,364,550

See Notes to Financial Statements

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999. On March 31, 2008, the Fund commenced offering Class R and Class W shares.

The Fund offers Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares, Class R shares, and Class W shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares, Class R shares and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "other expenses" in the Statement of Operations. Each of the tax years filed in the four-year period ended October 31, 2010 remains subject to examination by taxing authorities.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2011 were $15,170,968 and $15,911,429, respectively. The Fund received cash collateral of $15,153,775, of which $6,056,526 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of April 30, 2011, there was uninvested cash of $1,152, which is not reflected in the Portfolio of Investments. The remaining collateral of $757,654 was received in the form of U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$703,972	$703,972	—	—
Air Freight & Logistics	349,592	349,592	—	—
Airlines	139,194	139,194	—	—
Auto Components	1,309,868	1,309,868	—	—
Automobiles	4,883,318	4,883,318	—	—
Beverages	2,261,226	2,261,226	—	—
Biotechnology	35,919	35,919	—	—
Building Products	912,465	912,465	—	—
Capital Markets	1,880,579	1,880,579	—	—
Chemicals	5,751,504	5,751,504	—	—
Commercial Banks	12,939,900	12,939,900	—	—
Commercial Services & Supplies	732,177	732,177	—	—
Communications Equipment	1,453,390	1,453,390	—	—
Computers & Peripherals	535,011	535,011	—	—
Construction & Engineering	1,536,098	1,536,098	—	—
Construction Materials	886,488	886,488	—	—
Consumer Finance	26,688	26,688	—	—
Containers & Packaging	274,063	274,063	—	—
Distributors	78,737	78,737	—	—
Diversified Consumer Services	35,480	35,480	—	—
Diversified Financial Services	888,696	888,696	—	—
Diversified Telecommunication Services	3,138,598	3,138,598	—	—
Electric Utilities	1,489,296	1,489,296	—	—
Electrical Equipment	3,027,665	3,027,665	—	—
Electronic Equipment, Instruments & Components	1,848,655	1,848,655	—	—
Energy Equipment & Services	1,120,713	1,120,713	—	—
Food & Staples Retailing	2,212,939	2,212,939	—	—
Food Products	5,998,422	5,998,422	—	—
Gas Utilities	180,536	180,536	—	—
Gold Mining	28,116	28,116	—	—
Health Care Equipment & Supplies	933,389	933,389	—	—
Health Care Providers & Services	158,921	158,921	—	—
Hotels, Restaurants & Leisure	1,044,772	1,044,772	—	—
Household Durables	1,059,532	1,059,532	—	—
Household Products	520,585	520,585	—	—

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Independent Power Producers & Energy Traders	$219,272	$219,272	—	—
Industrial Conglomerates	4,066,426	4,066,426	—	—
Information Technology Services	304,943	304,943	—	—
Insurance	3,808,905	3,808,905	—	—
Internet & Catalog Retail	39,948	39,948	—	—
Internet Software & Services	206,965	206,965	—	—
Leisure Equipment & Products	201,198	201,198	—	—
Life Sciences Tools & Services	42,519	42,519	—	—
Machinery	5,041,703	5,041,703	—	—
Marine	492,520	492,520	—	—
Media	2,076,214	2,076,214	—	—
Metals & Mining	12,771,751	12,771,751	—	—
Multi-Utilities	1,125,157	1,125,157	—	—
Multiline Retail	561,493	561,493	—	—
Office Electronics	442,826	442,826	—	—
Oil, Gas & Consumable Fuels	10,208,373	10,208,373	—	—
Paper & Forest Products	619,572	619,572	—	—
Personal Products	538,394	538,394	—	—
Pharmaceuticals	7,778,782	7,778,782	—	—
Professional Services	232,811	232,811	—	—
Real Estate Investment Trusts (REITs)	1,160,329	1,160,329	—	—
Real Estate Management & Development	2,496,295	2,496,295	—	—
Road & Rail	762,767	762,767	—	—
Semiconductors & Semiconductor Equipment	1,388,074	1,388,074	—	—
Software	1,208,923	1,208,923	—	—
Specialty Retail	983,707	983,707	—	—
Textiles, Apparel & Luxury Goods	1,940,378	1,940,378	—	—
Tobacco	1,534,576	1,534,576	—	—
Trading Companies & Distributors	1,557,305	1,557,305	—	—
Transportation Infrastructure	104,155	104,155	—	—
Water Utilities	136,931	136,931	—	—
Wireless Telecommunication Services	2,781,599	2,781,599	—	—
Total Common Stocks	127,211,315	127,211,315	—	—
Preferred Stocks	1,435,845	1,435,845	—	—
Rights	172	172	—	—
Short-Term Investments
Repurchase Agreements	3,583,977	—	$3,583,977	—
Investment Company	19,617,215	19,617,215	—	—
Total Short-Term Investments	23,201,192	19,617,215	3,583,977	—

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Foreign Currency Exchange Contracts	$484,997	—	$484,997	—
Futures	436,524	$436,524	—	—
Total	$152,770,045	$148,701,071	$4,068,974	—
Liabilities:
Foreign Currency Exchange Contracts	$(135,582)	—	$(135,582)	—
Futures	(215,967)	$(215,967)	—	—
Total	$(351,549)	$(215,967)	$(135,582)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of April 30, 2011, the Fund did not have any investments transfer between valuation levels.

3. Derivatives

The Fund used derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

than if the Fund had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Exchange Contracts In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund's currency risks involves the risk of mismatching the Fund's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or (loss). The Fund records realized gains (losses) when the currency contract is closed that is equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

During the six months ended April 30, 2011, the value of foreign currency exchange contracts purchased and sold were $220,549,102 and $233,647,009, respectively.

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open,

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Transactions in futures contracts for the six months ended April 30, 2011, were as follows:

NUMBER OF CONTRACTS
Futures, outstanding at beginning of the period	319
Futures opened	668
Futures closed	(874)
Futures, outstanding at end of the period	113

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2011.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity Risk	Variation margin	$436,524	†	Variation margin	$(215,967)†
Foreign Currency Risk	Unrealized appreciation on open foreign currency exchange contracts	484,997		Unrealized depreciation on open foreign currency exchange contracts	(135,582)
		$921,521			$(351,549)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2011 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE
Equity Risk	$289,981	—
Foreign Currency Risk	—	$357,523
Total	$289,981	$357,523

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE
Equity Risk	$75,890	—
Foreign Currency Risk	—	$173,292
Total	$75,890	$173,292

4. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1 billion and 0.60% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of Class C shares;

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

(iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,018,130 at April 30, 2011.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.0%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2011, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 0.98%, 0.50% and 0.35%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2011, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $6,362 and $181, respectively, and received $4,974 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended April 30, 2011, advisory fees paid were reduced by $6,494 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in "dividends from affiliates" in the Statement of Operations and totaled $9,774 for the

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

six months ended April 30, 2011. During the six months ended April 30, 2011, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $27,771,667 and $30,790,712, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2011 aggregated $21,134,502 and $25,914,759, respectively.

For the six months ended April 30, 2011, the Fund had transactions with Mitsubishi UFJ Financial Group, Inc., an affiliate of the Investment Adviser, Administrator and Distributor:

PURCHASES	SALES	NET REALIZED LOSS	INCOME	VALUE
—	$28,346	$(30,379)	$5,002	$349,524

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2010, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open futures and foreign currency exchange contracts and passive foreign investment companies ("PFICs"), foreign tax credit pass-through and capital loss deferrals on wash sales.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2011		FOR THE YEAR ENDED OCTOBER 31, 2010
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	143,621	$1,812,359	731,038	$8,335,895
Conversion from Class B	89,933	1,151,822	38,527	437,041
Reinvestment of dividends	97,533	1,212,330	187,478	2,170,992
Redeemed	(884,298)	(11,200,329)	(2,268,165)	(25,602,200)
Net decrease — Class A	(553,211)	(7,023,818)	(1,311,122)	(14,658,272)
CLASS B SHARES
Sold	10,232	126,162	69,514	814,590
Conversion to Class A	(99,966)	(1,151,822)	(39,094)	(437,041)
Reinvestment of dividends	2,214	27,271	19,413	222,279
Redeemed	(178,533)	(2,342,761)	(788,979)	(8,767,126)
Net decrease — Class B	(266,053)	(3,341,150)	(739,146)	(8,167,298)
CLASS C SHARES
Sold	9,805	121,204	37,753	439,900
Reinvestment of dividends	5,832	70,915	20,327	230,305
Redeemed	(136,329)	(1,688,663)	(295,225)	(3,230,418)
Net decrease — Class C	(120,692)	(1,496,544)	(237,145)	(2,560,213)
CLASS I SHARES
Sold	1,838	23,973	774	9,339
Reinvestment of dividends	676	8,456	1,148	13,362
Redeemed	(1,176)	(14,938)	(11,212)	(125,958)
Net increase (decrease) — Class I	1,338	17,491	(9,290)	(103,257)
CLASS R SHARES
Sold	141	1,804	565	6,478
Reinvestment of dividends	5	57	7	80
Redeemed	(512)	(6,673)	(396)	(4,183)
Net increase (decrease) — Class R	(366)	(4,812)	176	2,375
CLASS W SHARES
Sold	—	—	—	54
Reinvestment of dividends	5	73	10	113
Net increase — Class W	5	73	10	167
Net decrease in Fund	(938,979)	$(11,848,760)	(2,296,517)	$(25,486,498)

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

9. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

10. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At April 30, 2011, investments in securities of issuers in the United Kingdom and Japan represented 19.2% and 17.8%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

At April 30, 2011, the Fund's cash balance consisted of interest bearing deposits with the Fund's Custodian.

11. Accounting Pronouncement

On January 21, 2010, FASB issued Accounting Standards Update ("ASU") 2010-06. The ASU amends ASC 820 to add new requirements for disclosures about significant transfers into and out of Levels 1 and 2, which the Fund has adopted and made the required disclosures in the Fair Valuation Measurements footnote. In addition, separate disclosures for purchases, sales, issuances and settlements relating to Level 3 measurements are required for fiscal years and interim periods beginning after December 15, 2010.

Morgan Stanley International Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.30		$11.32		$9.29		$16.94		$13.14		$10.70
Income (loss) from investment operations:
Net investment income(1)	0.08		0.11		0.12		0.24		0.15		0.14
Net realized and unrealized gain (loss)	1.36		1.10		1.91		(7.61)		3.86		2.52
Total income (loss) from investment operations	1.44		1.21		2.03		(7.37)		4.01		2.66
Less dividends from net investment income	(0.15)		(0.23)		—		(0.28)		(0.21)		(0.22)
Net asset value, end of period	$13.59		$12.30		$11.32		$9.29		$16.94		$13.14
Total Return(2)	11.80	%(7)	10.79%		21.85%		(44.19)%		31.03%		25.21%
Ratios to Average Net Assets(3):
Total expenses	1.47	%(4)(8)	1.50	%(4)	1.69	%(4)	1.36	%(4)	1.33	%(4)(5)	1.30	%(5)
Net investment income	1.25	%(4)(8)	0.97	%(4)	1.30	%(4)	1.71	%(4)	1.18	%(4)(5)	1.18	%(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.02%		0.01%		0.01%		0.00	%(6)	—
Supplemental Data:
Net assets, end of period, in thousands	$110,910		$107,160		$113,446		$104,619		$193,043		$143,730
Portfolio turnover rate	17	%(7)	15%		36%		31%		22%		13%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.34%	1.17%
October 31, 2006	1.32	1.16

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.08		$11.11		$9.19		$16.69		$12.97		$10.55
Income (loss) from investment operations:
Net investment income(1)	0.03		0.02		0.05		0.13		0.08		0.05
Net realized and unrealized gain (loss)	1.35		1.08		1.87		(7.53)		3.75		2.49
Total income (loss) from investment operations	1.38		1.10		1.92		(7.40)		3.83		2.54
Less dividends from net investment income	(0.03)		(0.13)		—		(0.10)		(0.11)		(0.12)
Net asset value, end of period	$13.43		$12.08		$11.11		$9.19		$16.69		$12.97
Total Return(2)	11.41	%(7)	9.95%		20.89%		(44.49)%		29.58%		24.28%
Ratios to Average Net Assets(3):
Total expenses	2.22	%(4)(8)	2.25	%(4)	2.44	%(4)	2.10	%(4)	2.08	%(4)(5)	2.05	%(5)
Net investment income	0.50	%(4)(8)	0.22	%(4)	0.55	%(4)	0.90	%(4)	0.43	%(4)(5)	0.43	%(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.02%		0.01%		0.01%		0.00	%(6)	—
Supplemental Data:
Net assets, end of period, in thousands	$12,185		$14,175		$21,247		$30,185		$99,635		$166,184
Portfolio turnover rate	17	%(7)	15%		36%		31%		22%		13%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.07	0.41

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.95		$11.02		$9.11		$16.63		$12.94		$10.54
Income (loss) from investment operations:
Net investment income(1)	0.03		0.02		0.05		0.13		0.06		0.06
Net realized and unrealized gain (loss)	1.34		1.06		1.86		(7.47)		3.76		2.48
Total income (loss) from investment operations	1.37		1.08		1.91		(7.34)		3.82		2.54
Less dividends from net investment income	(0.06)		(0.15)		—		(0.18)		(0.13)		(0.14)
Net asset value, end of period	$13.26		$11.95		$11.02		$9.11		$16.63		$12.94
Total Return(2)	11.47	%(7)	9.89%		20.97%		(44.50)%		29.58%		24.34%
Ratios to Average Net Assets(3):
Total expenses	2.20	%(4)(8)	2.25	%(4)	2.44	%(4)	2.07	%(4)	2.08	%(4)(5)	2.04	%(5)
Net investment income	0.52	%(4)(8)	0.22	%(4)	0.55	%(4)	0.96	%(4)	0.43	%(4)(5)	0.44	%(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.02%		0.01%		0.01%		0.00	%(6)	—
Supplemental Data:
Net assets, end of period, in thousands	$16,327		$16,163		$17,507		$16,660		$37,085		$30,552
Portfolio turnover rate	17	%(7)	15%		36%		31%		22%		13%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.06	0.42

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.39		$11.40		$9.33		$17.00		$13.23		$10.76
Income (loss) from investment operations:
Net investment income(1)	0.10		0.14		0.16		0.27		0.21		0.15
Net realized and unrealized gain (loss)	1.37		1.10		1.91		(7.64)		3.83		2.57
Total income (loss) from investment operations	1.47		1.24		2.07		(7.37)		4.04		2.72
Less dividends from net investment income	(0.18)		(0.25)		—		(0.30)		(0.27)		(0.25)
Net asset value, end of period	$13.68		$12.39		$11.40		$9.33		$17.00		$13.23
Total Return(2)	11.99	%(7)	11.05%		22.19%		(44.16)%		31.33%		25.61%
Ratios to Average Net Assets(3):
Total expenses	1.22	%(4)(8)	1.25	%(4)	1.44	%(4)	1.10	%(4)	1.08	%(4)(5)	1.05	%(5)
Net investment income	1.50	%(4)(8)	1.22	%(4)	1.55	%(4)	1.95	%(4)	1.43	%(4)(5)	1.43	%(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.02%		0.01%		0.01%		0.00	%(6)	—
Supplemental Data:
Net assets, end of period, in thousands	$771		$682		$733		$10,085		$22,888		$22,974
Portfolio turnover rate	17	%(7)	15%		36%		31%		22%		13%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.09%	1.42%
October 31, 2006	1.07	1.41

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD MARCH 31, 2008@@@
	MONTHS ENDED						THROUGH
	APRIL 30, 2011		2010		2009		OCTOBER 31, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.23		$11.27		$9.28		$14.14
Income (loss) from investment operations:
Net investment income(1)	0.06		0.08		0.10		0.15
Net realized and unrealized gain (loss)	1.36		1.09		1.89		(5.01)
Total income (loss) from investment operations	1.42		1.17		1.99		(4.86)
Less dividends from net investment income	(0.12)		(0.21)		—		—
Net asset value, end of period	$13.53		$12.23		$11.27		$9.28
Total Return(2)	11.72	%(5)	10.47%		21.57%		(34.44	)%(5)
Ratios to Average Net Assets(3):
Total expenses	1.72	%(4)(6)	1.75	%(4)	1.94	%(4)	1.62	%(4)(6)
Net investment income	1.00	%(4)(6)	0.72	%(4)	1.05	%(4)	1.96	%(4)(6)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.02%		0.01%		0.01	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$97		$92		$83		$66
Portfolio turnover rate	17	%(5)	15%		36%		31%

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD MARCH 31, 2008@@@
	MONTHS ENDED						THROUGH
	APRIL 30, 2011		2010		2009		OCTOBER 31, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.27		$11.30		$9.28		$14.14
Income (loss) from investment operations:
Net investment income(1)	0.08		0.10		0.11		0.16
Net realized and unrealized gain (loss)	1.35		1.09		1.91		(5.02)
Total income (loss) from investment operations	1.43		1.19		2.02		(4.86)
Less dividends from net investment income	(0.14)		(0.22)		—		—
Net asset value, end of period	$13.56		$12.27		$11.30		$9.28
Total Return(2)	11.75	%(5)	10.67%		21.77%		(34.37	)%(5)
Ratios to Average Net Assets(3):
Total expenses	1.57	%(4)(6)	1.60	%(4)	1.79	%(4)	1.47	%(4)(6)
Net investment income	1.15	%(4)(6)	0.87	%(4)	1.20	%(4)	2.11	%(4)(6)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.02%		0.01%		0.01	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$103		$93		$86		$66
Portfolio turnover rate	17	%(5)	15%		36%		31%

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Change in Independent Accountants (unaudited)

On June 7, 2011, Deloitte & Touche LLP were dismissed as independent accountants of the Fund.

The reports of Deloitte & Touche LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

On June 7, 2011, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Ernst & Young LLP as its new independent accountants.

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121-9886

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2011 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
International Fund

Semiannual Report

April 30, 2011

INLSAN
IU11-01318P-Y04/11

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 21, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2011